18. GOODWILL (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 2,446,603	$ 2,446,603
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate		10.00%	10.75%
Terminal year growth rate		2.00%	2.00%